Pension plan obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ (206,306)	R$ 288,392	R$ 745,160
Actuarial gains/(losses) recorded as other comprehensive income	202,889	(172,833)	(237,492)
Total gains/(losses)	(3,417)	115,559	507,668
Deferred income tax and social contribution - G1 Plan	(27,864)	15,710	(60,292)
Valuation adjustments to equity	(31,281)	131,269	447,376
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	(120,934)	126,626	414,823
Actuarial gains/(losses) recorded as other comprehensive income	202,889	(172,833)	(237,492)
Total gains/(losses)	81,955	(46,207)	177,331
Deferred income tax and social contribution - G1 Plan	(27,864)	15,710	(60,292)
Valuation adjustments to equity	54,091	(30,497)	117,039
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	(85,372)	161,766	330,337
Actuarial gains/(losses) recorded as other comprehensive income
Total gains/(losses)	(85,372)	161,766	330,337
Deferred income tax and social contribution - G1 Plan
Valuation adjustments to equity	R$ (85,372)	R$ 161,766	R$ 330,337